The Company has the following restricted share units outstanding as of December 31, 2022 and December 31, 2021: (Details) - Number	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Units
Beginning balance	2,455,697
Granted	2,360,513	2,493,739
Released	(42,838)
Forfeited	(633,918)	(38,042)
Ending balance	4,139,454	2,455,697
Vested	1,752,170	711,452